Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We have adopted a compensation recovery policy in accordance with Rule 10D-1 under the Exchange Act and the Nasdaq Listing Rules, which remains in effect following the delisting of our common stock from Nasdaq. During or after fiscal 2025, the Company was not required to prepare an accounting restatement that required recovery of erroneously awarded compensation, and there was no outstanding balance of erroneously awarded compensation to be recovered.